Cover	Oct. 05, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity File Number	001-41430
Entity Registrant Name	Pagaya Technologies Ltd.
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	98-1704718
Entity Address, Address Line One	335 Madison Ave
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	710-7714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001883085
Class A Ordinary Shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	PGY
Security Exchange Name	NASDAQ
Warrants to purchase Class A Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	PGYWW
Security Exchange Name	NASDAQ